Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Net Sales	$ 93,508	$ 78,176	$ 651,667	$ 593,004
Cost of Goods Sold	87,217	62,286	532,581	435,401
Gross Profit	6,291	15,890	119,086	157,603
Expenses
Depreciation	233	153	556	157
Amortization of intangible assets			326	129
Bank charges and interest			6,619	3,736
Financing charge (note 8)			12,823
Interest on promissory note payable (note 7)			4,232
Investor relations			13,191
Loss due to uncollectible receivable			12,999
Loss on disposal of capital assets				72
Loss (gain) on foreign exchange	(1,368)	450	21,939	8,147
Office and general	29,830	18,067	59,184	47,687
Professional fees (note 12)	34,371	13,984	3,056,469	93,284
Product development			47,348	4,932
Rent and utilities			35,766	15,019
Repairs and maintenance			3,597
Shipping and freight			89,669	75,474
Sales and marketing	21,381	8,365	203,845	88,468
Transaction costs			38,280	299,839
Total expense	84,214	40,866	3,606,843	636,944
Loss before Income Taxes	(77,923)	(24,976)	(3,487,757)	(479,341)
Provision for Income Taxes (note 10)
Other Income (Expense)
Interest expense	(9,431)	(710)
Total other income (expense)	(9,431)	(710)
Net Loss for the year	(87,354)	(25,686)	(3,487,757)	(479,341)
Other Comprehensive Income (Loss)
Currency translation adjustment	(8,606)	(5,537)	(35,054)	31,271
Comprehensive Loss for the year	$ (95,960)	$ (31,223)	$ (3,522,811)	$ (448,070)
Weighted Average Number of Shares (basic and diluted)	67,265,996	3,403,907	40,460,153	125,801
Loss per Weighted Average Share (basic and diluted)				$ (4)